Consolidated Statements of Financial Position - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 2,705,675	$ 2,343,780
Financial assets at fair value through profit or loss	918,332	4,378,118
Securities	815,962	4,287,277
Derivative financial instruments	101,318	80
Collateral for credit card operations	1,052	90,761
Financial assets at fair value through other comprehensive income	8,163,428
Securities	8,163,428
Financial assets at amortized cost	6,932,486	3,150,013
Compulsory and other deposits at central banks	938,659	43,542
Credit card receivables	4,780,520	2,908,907
Loans to customers	1,194,814	174,694
Other financial assets at amortized cost	18,493	22,870
Other assets	283,264	123,495
Deferred tax assets	360,752	125,131
Right-of-use assets	6,426	10,660
Property, plant and equipment	14,109	9,850
Intangible assets	72,337	12,372
Goodwill	401,872	831
Total assets	19,858,681	10,154,250
Liabilities
Financial liabilities at fair value through profit or loss	102,380	90,796
Derivative financial instruments	87,278	75,304
Instruments eligible as capital	12,056	15,492
Repurchase agreements	3,046
Financial liabilities at amortized cost	14,706,713	9,421,710
Deposits	9,667,300	5,584,862
Payables to credit card network	4,882,159	3,331,258
Borrowings and financing	147,243	97,454
Securitized borrowings	$ 10,011	$ 79,742
Senior preferred shares		328,394
Salaries, allowances and social security contributions	$ 97,909	$ 25,848
Tax liabilities	241,197	30,782
Lease liabilities	7,621	12,014
Provision for lawsuits and administrative proceedings	18,082	16,469
Deferred income	30,657	25,965
Deferred tax liabilities	29,334	8,741
Other liabilities	182,247	83,814
Total liabilities	15,416,140	9,716,139
Equity
Share capital	83	45
Share premium reserve	4,678,585	638,007
Accumulated gain (losses)	(128,409)	(102,441)
Other comprehensive income (loss)	(109,227)	(97,500)
Equity attributable to shareholders of the parent company	4,441,032	438,111
Equity attributable to non-controlling interests	1,509
Total equity	4,442,541	438,111
Total liabilities and equity	$ 19,858,681	$ 10,154,250